Contingent Liabilities (Details) - Schedule of contingent liabilities - USD ($)	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Contingent Liabilities (Details) - Schedule of contingent liabilities [Line Items]
Capital commitments	$ 53,500,000	$ 53,500,000	$ 22,000,000	$ 33,125,477	$ 79,334,742	$ 144,027,770
Transferred from capital	$ 53,500,000	$ 53,500,000	$ 22,000,000	$ 33,125,477	79,334,742	160,562,646
Capital Commitments [Member]
Contingent Liabilities (Details) - Schedule of contingent liabilities [Line Items]
Capital commitments					$ 79,334,742	$ 160,562,646